As filed with the Securities and Exchange Commission on January 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 28, 2010

Date of reporting period:  November 30, 2009

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments at November 30, 2009 (Unaudited)

Shares	COMMON STOCKS - 93.92%	Value

	Agencies, Brokerages, and Other Insurance Related Activities - 0.99%
5,150	Willis Group Holdings Ltd.#	$139,823

	Agriculture, Construction, and Mining Machinery Manufacturing - 1.04%
4,860	AGCO Corp.*	147,307

	Basic Chemical Manufacturing - 2.99%
5,170	Praxair, Inc.	424,095

	Communications Equipment Manufacturing - 1.99%
12,030	Cisco Systems, Inc.*	281,502

	Computer & Peripheral Equipment Manufacturing - 6.90%
2,090	Apple, Inc.*	417,812
5,690	Hewlett-Packard Co.	279,151
2,230	International Business Machines Corp.	281,761
		978,724

	Computer Systems Design and Related Services - 2.03%
7,030	Accenture PLC - Class A#	288,511

	Conglomerates - 3.00%
12,020	Loews Corp.	425,748

	Depository Credit Intermediation - 1.01%
3,460	State Street Corp.	142,898

	Electric Power Generation, Transmission and Distribution - 2.03%
12,020	NRG Energy, Inc.*	287,759

	Electrical Equipment Manufacturing - 0.97%
7,490	ABB Ltd. - ADR	137,516

	Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.94%
9,300	Cummins, Inc.	417,570

	Footwear Manufacturing - 2.02%
4,420	Nike, Inc. - Class B	286,814

	Grain and Oilseed Milling - 1.98%
9,120	Archer-Daniels-Midland Co.	280,987

	Industrial Machinery Manufacturing - 3.02%
34,840	Applied Materials, Inc.	428,880

	Insurance Carriers - 3.07%
130	Berkshire Hathaway, Inc. - Class B*	435,890

	Manufacturing and Reproducing Magnetic and Optical Media - 2.02%
7,500	Citrix Systems, Inc.*	286,350

	Metal Ore Mining - 2.94%
5,030	Freeport-McMoRan Copper & Gold, Inc.	416,484

	Motor Vehicle Manufacturing - 1.03%
4,720	Honda Motor Co., Ltd. - ADR	146,273

	Natural Gas Distribution - 2.02%
14,730	Spectra Energy Corp.	285,909

	Office Supplies, Stationery, and Gift Stores - 1.01%
6,170	Staples, Inc.	143,884

	Oil and Gas Extraction - 9.01%
6,360	Devon Energy Corp.	428,346
10,290	Noble Corp.#	425,080
9,420	Petroleo Brasileiro S.A. - Petrobras - ADR	424,465
		1,277,891

	Other Financial Investment Activities - 2.93%
3,850	Franklin Resources, Inc.	415,916

	Other Information Services - 3.04%
740	Google, Inc. - Class A*	431,420

	Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 2.03%
3,560	Monsanto Co.	287,470

	Petroleum and Coal Products Manufacturing - 5.98%
5,640	Exxon Mobil Corp.	423,395
7,320	Hess Corp.	424,267
		847,662

	Pipeline Transportation of Crude Oil - 2.04%
5,760	Kinder Morgan Management, LLC*	289,555

	Semiconductor and Other Electronic Component Manufacturing - 5.92%
2,410	First Solar, Inc.*	287,055
7,360	Intel Corp.	141,312
22,140	Molex, Inc.	411,583
		839,950

	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 10.08%
10,230	Alberto-Culver Co.	287,975
7,300	Church & Dwight Co., Inc.	430,992
7,100	Clorox Co.	427,917
3,360	Colgate-Palmolive Co.	282,878
		1,429,762

	Software Publishers - 1.98%
9,560	Microsoft Corp.	281,160

	Warehousing and Storage - 1.97%
11,620	Iron Mountain, Inc.*	278,880

	Waste Treatment and Disposal - 0.99%
4,280	Waste Management, Inc.	140,555

	Wireless Telecommunications Carriers - 2.95%
5,600	Millicom International Cellular S.A.*#	418,880

	TOTAL COMMON STOCKS (Cost $11,944,616)	13,322,025

Shares	SHORT-TERM INVESTMENTS - 6.15%	Value

219,600	AIM STIT-Treasury Portfolio - Institutional Class, 0.05% †	219,600
634,511	Fidelity Institutional Money Market Government Portfolio - Class I, 0.07% †	634,511
130,353	Reserve Primary Fund - Class 45+‡	18,641
	TOTAL SHORT-TERM INVESTMENTS (Cost $984,465)	872,752

	Total Investments in Securities (Cost $12,929,081) - 100.07%	14,194,777
	Liabilities in Excess of Other Assets - (0.07)%	(10,817)
	Net Assets - 100.00%	$14,183,960

* Non-income producing security.
# U.S. traded security of a foreign issuer.
+Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
‡ Illiquid security. As of November 30, 2009, the security had a value of $18,641 or 0.13% of net assets.
The security was acquired between April 21, 2008 and October 22, 2008, and has a cost basis of $130,353.
† Rate shown is the 7-day yield as of November 30, 2009.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at November 30, 2009 was as follows**:

Cost of investments	$13,013,921

Gross unrealized appreciation	$2,040,377
Gross unrealized depreciation	(859,521)
Net unrealized appreciation	$1,180,856

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at November 30, 2009

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the
  Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Administrative Support, Waste Management	$140,555	$—	$—	$140,555
Finance and Insurance	1,134,527	—	—	1,134,527
Information	1,131,460	—	—	1,131,460
Manufacturing	7,646,610	—	—	7,646,610
Mining	1,694,375	—	—	1,694,375
Professional, Scientific, and Technical Services	288,511	—	—	288,511
Retail Trade	143,884	—	—	143,884
Transportation and Warehousing	568,435	—	—	568,435
Utilities	573,668	—	—	573,668
Total Equity	13,322,025	—	—	13,322,025
Short-Term Investments	854,111	—	18,641	872,752
Total Investments in Securities	$14,176,136	$—	$18,641	$14,194,777

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of 2/28/09	$100,723
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	21,803
Net purchases/(sales)	(103,885)
Balance as of 11/30/09	$18,641

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    1/27/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    1/27/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    1/27/2010

* Print the name and title of each signing officer under his or her signature.